Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	First	Second	Third	Fourth
2012	Quarter	Quarter	Quarter	Quarter
Net sales	$27,998,094	$41,165,502	$42,261,929	$40,348,459
Gross profit from operations	509,968	8,464,391	3,621,328	4,035,931
Income (loss) from operations	(3,524,458)	4,567,050	(472,598)	(267,643)
Net income (loss)	(2,239,335)	3,336,857	2,260,374	(202,179)
Basic earnings (loss) per share	$ (0.56)	$ 0.83	$ 0.56	$ (0.04)

	First	Second	Third	Fourth
2011	Quarter	Quarter	Quarter	Quarter
Net sales	$17,410,715	$31,384,137	$38,565,133	$34,704,899
Gross profit (loss) from operations	(3,653,415)	4,155,964	5,859,620	6,740,135
Income (loss) from operations	(7,484,719)	132,568	1,994,572	2,381,765
Net income (loss)	(4,065,777)	2,675,264	1,068,656	1,874,165
Basic earnings (loss) per share	$ (1.01)	$ 0.66	$ 0.26	$ 0.47
Loss on impairment of equity investments	$0	$0	$(415,287)	$0